CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 2,504	$ 2,195	$ 1,599
Accounts receivable, net	5,396	5,502	4,554
Accrued revenue	2,695	2,479	2,283
Receivable, related party	941	1,242
Inventories, net	7,963	7,695	4,206
Prepaid expenses and other current assets	726	625	890
TOTAL CURRENT ASSETS	20,225	19,738	13,532
Intangible assets, net	3,405	3,476	4,035
Goodwill	8,948	9,054	9,812
Property and equipment, net	2,073	2,240	2,052
Right-of-use assets	3,593	3,940	4,333
Other assets	507	506	141
TOTAL ASSETS	38,751	38,954	33,905
CURRENT LIABILITIES
Accounts payable and accrued expenses	6,723	6,913	4,125
Accounts payable and accrued expenses, related party			53
Senior secured convertible notes	1,660
Notes payable	1,715	1,797	961
Warrant liabilities	734
Operating lease liability, current	942	1,067	659
Other current liabilities	4,024	4,254	1,895
TOTAL CURRENT LIABILITIES	15,798	14,031	7,693
LONG TERM LIABILITIES
Operating lease liability, non-current	2,787	3,014	3,712
Notes payable	282	322
Notes payable, related party		10,008
Senior secured convertible notes, related party	9,442	10,008
Other liabilities	399	238
TOTAL LIABILITIES	28,708	27,613	11,405
STOCKHOLDERS' EQUITY
Common Stock; no par value; 100,000,000 shares authorized, 5,931,582 shares issued and outstanding at December 31, 2022; 13,333,333 shares authorized, 2,920,085 shares issued and outstanding at December 31, 2021	36,106	35,141	26,682
Accumulated deficit	(30,190)	(27,726)	(9,988)
Accumulated other comprehensive loss	(1,592)	(1,779)	(240)
TOTAL STOCKHOLDERS' EQUITY	9,314	10,626	21,444
Non-controlling interest	729	715	1,056
TOTAL STOCKHOLDERS' EQUITY	10,043	11,341	22,500
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	38,751	38,954	33,905
Series F Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock	$ 4,990	4,990	4,990
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock